Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current Assets [Abstract]
Due from government institutions	$ 501	$ 1,537
Income tax receivable	97	132
Due from employees	48	73
Prepaid expenses	427	472
Advances to suppliers	340	31
Deposits for operating leases	151	339
Other	646	773
Other current assets	$ 2,210	$ 3,357